Segmented information (Schedule of segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 2,211.0	$ 2,021.2
Cost of sales
Mine operating costs	1,028.1	1,040.8
Depreciation and amortization	439.7	426.6
Gross profit (loss)	743.2	553.8
Selling and administrative expenses	94.7	57.0
Exploration expenses	46.3	42.6
Other operating expenses (income)	7.8	57.4
Re-evaluation adjustment - environmental provision	0.2	(3.5)
Impairment - reversal	(322.3)	0.0
Results from operating activities	916.5	400.3
Consideration received from sale of non-core project	(14.9)	0.0
Net interest expense on long term debt	60.7	69.8
Accretion on streaming arrangements	19.9	24.2
Change in fair value of financial instruments	(52.9)	16.6
Other expenses	(8.3)	38.1
Income before tax	912.0	251.6
Tax expense	347.7	183.8
Net income for the year	564.3	67.8
Peru [Member]
Disclosure of operating segments [line items]
Revenue	1,161.2	1,049.7
Cost of sales
Mine operating costs	516.2	517.4
Depreciation and amortization	290.0	270.3
Gross profit (loss)	355.0	262.0
Selling and administrative expenses	0.0	0.0
Exploration expenses	15.9	16.5
Other operating expenses (income)	16.2	15.7
Re-evaluation adjustment - environmental provision	0.0	0.0
Results from operating activities	322.9	229.8
Manitoba [Member]
Disclosure of operating segments [line items]
Revenue	748.7	697.4
Cost of sales
Mine operating costs	273.2	312.6
Depreciation and amortization	86.4	106.2
Gross profit (loss)	389.1	278.6
Selling and administrative expenses	0.0	0.0
Exploration expenses	30.4	24.4
Other operating expenses (income)	(8.8)	15.8
Re-evaluation adjustment - environmental provision	0.2	(3.5)
Results from operating activities	367.3	241.9
British Columbia [Member]
Disclosure of operating segments [line items]
Revenue	301.1	274.1
Cost of sales
Mine operating costs	238.7	210.8
Depreciation and amortization	63.3	50.1
Gross profit (loss)	(0.9)	13.2
Selling and administrative expenses	0.0	0.0
Exploration expenses	0.0	0.0
Other operating expenses (income)	3.9	17.1
Re-evaluation adjustment - environmental provision	0.0	0.0
Impairment - reversal	0.0
Results from operating activities	(4.8)	(3.9)
Arizona [Member]
Disclosure of operating segments [line items]
Revenue	0.0	0.0
Cost of sales
Mine operating costs	0.0	0.0
Depreciation and amortization	0.0	0.0
Gross profit (loss)	0.0	0.0
Selling and administrative expenses	0.0	0.0
Exploration expenses	0.0	0.0
Other operating expenses (income)	0.9	8.3
Re-evaluation adjustment - environmental provision	0.0	0.0
Impairment - reversal	(322.3)
Results from operating activities	321.4	(8.3)
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Revenue	0.0	0.0
Cost of sales
Mine operating costs	0.0	0.0
Depreciation and amortization	0.0	0.0
Gross profit (loss)	0.0	0.0
Selling and administrative expenses	94.7	57.0
Exploration expenses	0.0	1.7
Other operating expenses (income)	(4.4)	0.5
Re-evaluation adjustment - environmental provision	0.0	0.0
Impairment - reversal	0.0
Results from operating activities	$ (90.3)	$ (59.2)